Income Taxes (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Gross deferred tax assets	$ 34,500	$ 31,800	$ 22,700
Net operating loss carry-forwards	$ 164,200	$ 151,600	$ 108,100